December 31, 2012

Securities and Exchange Commission

Office of Filings and Information Services

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:       Dreyfus Premier Worldwide Growth Fund, Inc.

                        - Dreyfus Worldwide Growth Fund

            File No.:  811-7512

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Semi-Annual period ended October 31, 2012.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

Very truly yours,

/s/Benedetto E. Frosina

Benedetto E. Frosina

Paralegal

BF/

Enclosures